Long-term Debt - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Millions									1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 03, 2020	Apr. 23, 2019 CAD ($) $ / shares shares	Apr. 23, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Mar. 22, 2019 CAD ($)	Feb. 22, 2019 CAD ($) $ / shares	Feb. 21, 2019 $ / shares	Nov. 14, 2018 CAD ($)	Apr. 23, 2019 CAD ($) $ / shares shares	Sep. 30, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 30, 2020 shares	Jun. 30, 2019 shares	Apr. 22, 2019 CAD ($)	Feb. 22, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings		$ 141,536							$ 141,536		$ 8,834	$ 40,532					$ 125,804
Increase (decrease) in fair value of warrants				$ 11		$ 1,137			$ (1,369)
Drawdown on credit facility											18,677
Common shares, issued | shares													557,894	2,592,628
Share capital											932,951	977,261					$ 583,117
Warrants maturity date	November 3, 2025
Extinguishment of loans following a debt modification											4,667
Recognition of loans following a debt modification											8,521
Loss (gain) on extinguishments of liabilities								$ (33,626)			92,374
Fourth Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate								8.50%
Maximum exercise price of preferred share | $ / shares							$ 1,000.00
Minimum exercise price of preferred share | $ / shares						$ 156.36
Fourth Loan Agreement | Tranche Nine
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings																$ 10
Date of credit facility drawn						Feb. 22, 2019
Fourth Loan Agreement | Tranche Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings																$ 5
Date of credit facility drawn						Mar. 22, 2019
Fourth Loan Agreement | Tranche Nine and Ten
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate					8.50%											8.50%
Increase (decrease) in fair value of warrants					$ 1,137
Fair value of transaction costs					45
Fair value of financing fees					1,137
Drawdown on credit facility					$ 18,677
Fourth Loan Agreement | Tranche Nine and Ten | Warrants #9
Disclosure Of Detailed Information About Borrowings [Line Items]
Maximum exercise price of preferred share | $ / shares							$ 1,000.00
Minimum exercise price of preferred share | $ / shares						$ 156.36
Third Original Issue Discount Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Conversion price per common share | $ / shares		$ 15.21							$ 15.21
Interest due on credit facility		$ 663
Principal/face amount		$ 10,000							$ 10,000
Exercise price of warrants per common share | $ / shares		$ 15.21							$ 15.21
Warrants maturity date		April 23, 2027	April 23, 2027
Extinguishment of loans following a debt modification		$ 4,667
US Credit Facility Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Drawdown on credit facility			$ 95
Original Issue Discount Loan Agreement
Disclosure Of Detailed Information About Borrowings [Line Items]
Principal/face amount															$ 99,552
Loss (gain) on extinguishments of liabilities										$ 1,278
First Term Loan
Disclosure Of Detailed Information About Borrowings [Line Items]
Borrowings											$ 8,669	8,910
Credit facility, interest rate		10.00%							10.00%
Principal/face amount												$ 10,000
Reduction of long-term debt		$ 141,536
Common shares, issued | shares		15,050,312							15,050,312
Share capital		$ 228,915							$ 228,915
Loss on extinguishment of loan		87,379
Interest due on credit facility paid in cash		663
Recognition of loans following a debt modification		8,521
Gain (loss) on debt extinguishment		$ 3,854
First Term Loan | Discounted Cash Flow
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility, interest rate		15.10%							15.10%